Warner Norcross & Judd LLP
Attorneys at Law
900 Fifth Third Center
111 Lyon Street, N.W.
Grand Rapids, Michigan 49503-2487
Telephone (616) 752-2000
Fax (616) 752-2500

November 29, 2010

EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	United Bancorp, Inc. Commission File No. 000-16640 Registration Statement on Form S-1 (Registration No. 333-169717)

Ladies and Gentlemen:

                Transmitted with this letter is a Pre-effective Amendment No. 2 to Form S-1 Registration Statement for United Bancorp, Inc. ("United Bancorp"). This filing is transmitted electronically through the EDGAR system and is subject to Regulation S-T. Pursuant to Rule 309, only one copy of this electronically formatted document is transmitted.

                This firm has on file a manually signed counterpart of each signed document that appears in electronic format in the filing. We hereby undertake, on behalf of United Bancorp, to retain such signed documents for a period of five years and to furnish a copy of any such signed documents to the Commission or its staff upon request.

                If the Commission has any comments or requires any further information, please contact me by phone at (616) 752-2176 or by fax at (616) 222-2176.

Very truly yours, /s/ G. Charles Goode G. Charles Goode